Non-Current Liability (Details Textual) (AUD)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Non-Current Liability [Abstract]
Accrued interest amount payable to a shareholder			165,153
Loan Payable	50,000	50,000
Interest payable, percentage	8.00%	8.00%
Loan payable due date	September 30, 2014	September 30, 2014